Financial Instruments - Summary of Exposure to Credit Risk for Loans and Advances (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 185	$ 107
MALAYSIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	36	14
SINGAPORE
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	59	40
THAILAND
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	48	33
PHILIPPINES
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	19	13
INDONESIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	13	2
VIETNAM
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 10	$ 5